Liabilities Related to Business Combinations and to Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2022 are shown below:

(€ million)	Bayer contingent consideration arising from acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total (a)
Balance at January 1, 2022	59	269	354	—	32	714
New transactions (b)	—	—	—	156	2	158
Payments made	(16)	(78)	—	—	(29)	(123)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (c)	1	8	15	1	—	25
Other movements	—	—	—	—	6	6
Currency translation differences	6	1	31	14	—	52
Balance at June 30, 2022	50	200	400	171	11	832
Of which:
•Current portion						90
•Non-current portion						742
(a)As of January 1, 2022, this comprised a non-current portion of €577 million and a current portion of €137 million.
(b)See Note B.1.
(c)    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.